Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
CCM Alternative Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	ccmnx_ProspectusSupplementTextBlock

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the "Fund")

Supplement dated June 12, 2017

to the

Prospectus

dated October 1, 2016, as supplemented

The Board of Trustees of Community Capital Trust has approved the termination of Badge Investment Partners LLC ("Badge") as a sub-adviser to the Fund, effective June 7, 2017. Effective upon the termination of Badge, Community Capital Management, Inc. ("CCM"), investment adviser to the Fund, will manage the portion of the Fund previously managed by Badge, and Andrew J. Cowen and Thomas R. Lott will become employees of CCM and continue to serve as portfolio managers to the Fund.

All references to Badge, the Sub-Advisor and the Sub-Advisory Agreement related to the Fund in the Prospectus are hereby deleted.

1. Effective June 7, 2017, the second paragraph under the section entitled "FUND SUMMARY — Principal Investment Strategies" on page 2 of the Prospectus is removed and replaced with the following:

The Fund's goals are to seek to provide: (1) SEC 30-day yield (standardized yield) greater than 3-month Treasury bills plus 4%; (2) volatility (standard deviation) between 2% and 4%; and (3) correlation ranging from 0.0 to 0.5 to the bond market (as represented by the Barclays Aggregate Bond Index) and 0.0 to 0.5 to the equity market (as represented by the S&P 500 Index). There can be no assurances that the Fund will achieve any of these goals. These goals can be changed at any time without shareholder approval.

Please keep this Prospectus Supplement with your records.